RELATED PARTIES - Post-employment Benefit Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Defined benefit plan	$ 15	$ 23